Mizuho Financial Group, Inc., parent company (Condensed statements of cash flows) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Cash flows from operating activities:
Net income (loss)	¥ 912,473	¥ (14,009)	¥ (104,722)
Net cash provided by operating activities	(3,460,502)	1,006,913	5,498,087
Cash flows from investing activities:
Purchases of investments in a subsidiaries	(55,469)	(48,887)	(93,005)
Net cash provided by (used in) investing activities	(3,679,457)	6,190,488	(5,016,128)
Cash flows from financing activities:
Net change in short-term borrowings	14,167	(4,338,379)	(1,711,421)
Proceeds from issuance of long-term debt	3,061,735	4,701,954	3,004,293
Repayment of long-term debt	(2,956,548)	(2,985,756)	(2,715,054)
Purchases of treasury stock	(3,384)	(2,314)	(1,927)
Net cash provided by financing activities	11,457,601	7,762,851	1,991,438
Net increase in cash and cash equivalents	6,120,748	15,818,006	3,440,193
Cash and cash equivalents at beginning of fiscal year	67,992,295	52,174,289	48,734,096
Cash and cash equivalents at end of fiscal year	74,113,043	67,992,295	52,174,289
Parent Company
Cash flows from operating activities:
Net income (loss)	912,473	(14,009)	(104,722)
Adjustments and other	(421,191)	394,191	351,484
Net cash provided by operating activities	491,282	380,182	246,762
Cash flows from investing activities:
Net change in loans	(130,719)	(511,934)	(72,313)
Purchases of investments in a subsidiaries	(91,200)	(179,210)	0
Proceeds from sales of investments in subsidiaries	0	721	452,500
Net change in other investing activities	(9,983)	(5,673)	208
Net cash provided by (used in) investing activities	(231,902)	(696,095)	380,395
Cash flows from financing activities:
Net change in short-term borrowings	(179,000)	55,000	(95,000)
Proceeds from issuance of long-term debt	1,363,655	1,497,032	930,033
Repayment of long-term debt	(1,232,936)	(1,030,099)	(1,256,720)
Purchases of treasury stock	(2,478)	(1,575)	(1,927)
Dividends paid	(234,787)	(209,457)	(196,783)
Net change in other financing activities	2,116	1,117	44
Net cash provided by financing activities	(283,431)	312,018	(620,353)
Net increase in cash and cash equivalents	(24,050)	(3,895)	6,804
Cash and cash equivalents at beginning of fiscal year	47,875	51,770	44,966
Cash and cash equivalents at end of fiscal year	¥ 23,825	¥ 47,875	¥ 51,770